As filed with the Securities and Exchange Commission on August 6, 2014

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 46 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48 ☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Peter K. Ewing
Drinker Biddle & Reath LLP	Craig R. Carberry, Esq.
One Logan Square, Ste. 2000	Northern Trust Investments, Inc.
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	on August 14, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to
Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until August 14, 2014 the effectiveness of the Registrant’s Post-Effective Amendment No. 44 filed on May 16, 2014, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on July 30, 3014. Post-Effective Amendment No. 45 was filed on July 29, 2014 pursuant to Rule 485(b)(1)(iii) to extend the effective date of Post-Effective Amendment No. 44 to August 7, 2014. This Post-Effective Amendment No. 46 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement, filed on May 16, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 46 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 6th day of August 2014.

FLEXSHARES TRUST

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 46 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

* Sarah N. Garvey Sarah N. Garvey	Trustee	August 6, 2014

* Philip G. Hubbard Philip G. Hubbard	Trustee	August 6, 2014

* Eric T. McKissack Eric T. McKissack	Trustee	August 6, 2014

/s/ Shundrawn A. Thomas Shundrawn A. Thomas	Trustee and President (Principal Executive Officer)	August 6, 2014

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 6, 2014

* By:	Diana E. McCarthy
Diana E. McCarthy
Attorney-In-Fact, pursuant to power of attorney